Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2012	$ 64,198	$ 2,000	$ 45,133	$ 6,460	$ 10,605
Equity
Dividends	(10,033)			(10,033)
Return of capital	(959)		(959)
Net income	3,573			3,573
Other comprehensive (loss) income	(4,392)				(4,392)
Ending Balance at Dec. 31, 2013	52,387	2,000	44,174		6,213
Equity
Dividends	(3,890)			(3,890)
Net income	5,170			5,170
Other comprehensive (loss) income	2,048				2,048
Ending Balance at Dec. 31, 2014	55,715	2,000	44,174	1,280	8,261
Equity
Dividends	(5,458)			(5,458)
Return of capital	(2,617)		(2,617)
Net income	4,178			$ 4,178
Other comprehensive (loss) income	(2,210)				(2,210)
Ending Balance at Dec. 31, 2015	$ 49,608	$ 2,000	$ 41,557		$ 6,051